Short-term bank loans and other debt	12 Months Ended
Dec. 31, 2018
Short-term bank loans and other debt
Short-term bank loans and other debt
9.	Short-term bank loans and other debt

Short-term bank loans and other debt represent amounts due to various banks and financial institutions that are due on the dates indicated below. Short-term bank loans and other debt at December 31, 2017 and 2018 consisted of the following:

	December 31,	December 31,
	2017	2018
	US$	US$
Loan from The Bank of East Asia
Due June 1, 2018, at 1.10% plus 3 month LIBOR (1)	34,421,617	-
Due September 27, 2018, at 1.10% plus 3 month LIBOR (1)	24,294,636	-

	58,716,253	-

Loan from Huarong International Trust Co., Ltd. Limited
Due August 9, 2018, at 8.50% per annum (1)	20,522,788	-

	20,522,788	-

Loan from Henan Zhongyuan Microfinance Co., Ltd.
Due July 27, 2018, at 10.00% per annum (1)	7,652,046	-
Due July 26, 2019, at 11.60% per annum	-	7,285,231
	7,652,046	7,285,231

Loan from Zhongyuan Aviation Leasing Co.,Ltd.
Due November 23, 2018, at 10.00% per annum (1)	15,304,092	-

Loan from Bridge Trust Co., Ltd.
Due May 29, 2018, at 9.50% per annum (1)	41,933,213	-
Due November 29, 2018, at 9.50% per annum (1)	45,912,277	-
	87,845,490	-
Loan from China Huarong Asset Management Co., Ltd.Shaanxi Branch
Due December 14, 2018, at 11.50% per annum (1)	15,304,092	-

Loan from Kunlun Trust Co., Ltd.
Due December 28, 2018, at 8.20% per annum (1)	38,260,231	-
Due June 28, 2019, at 10.50% per annum	-	36,426,157
	38,260,231	36,426,157

Uncommitted on-demand revolving facilities from Bank of China International Limited
1.00% plus LIBOR (2)	3,935,538	-
1.00% plus HIBOR (2)	217,765	-
	4,153,303	-

Total short-term bank loans and other debt	247,758,295	43,711,388

(1)	These loans were paid in full in 2018.

(2)	These represent revolving credit facilities that are unsecured and repayable on demand.

As of December 31, 2018, except when otherwise indicated the Group’s short-term bank loans and other debt were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of nil (December 31, 2017: US$
318,402
), land use rights with net book value of nil (December 31, 2017: US$
22,192,013
), account receivables due from homebuyers amounting to nil (December 31, 2017: US$
17,004,691
), the Group’s real estate properties development completed with net book value of nil (December 31, 2017: US$
83,542,622
), and the Group’s real estate properties held for lease with net book value of nil (December 31, 2017: US$
102,285,772
).

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2018 was
10.68
% (December 31, 2017:
7.67
%).